Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–163.93%(a)
Alabama–2.10%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)	5.00%	11/15/2046	$4,770	$ 4,860,962
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	225	199,626
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(c)(d)	5.00%	01/01/2027	1,235	1,343,799
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,503,463)(e)(f)	5.50%	01/01/2043	1,725	1,095,375
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,345	1,387,042
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(d)	4.00%	12/01/2031	1,495	1,439,173
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(d)	5.50%	12/01/2029	1,405	1,494,029
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	825	685,047
				12,505,053

Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	358,161

Arizona–2.15%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,186,610
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	1,054	1,014,734
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Capmus); Series 2020 A, RB(g)	5.00%	12/15/2050	820	750,800
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,150	1,106,167
Series 2017, Ref. RB	5.00%	11/15/2045	890	749,597
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(g)	5.00%	07/01/2054	225	200,839
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.50%	07/01/2034	500	514,222
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(g)	5.00%	06/15/2052	360	316,297
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(g)	5.25%	07/01/2048	1,190	1,075,410
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,555	1,109,197
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	770	808,641
Series 2007, RB	5.00%	12/01/2037	1,805	1,868,192
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.25%	08/01/2032	1,060	1,085,329
				12,786,035

Arkansas–0.10%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	610	609,157

California–14.47%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(d)(h)	5.00%	04/01/2027	2,490	2,742,127
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(i)	0.00%	08/01/2028	800	668,610
California (State of);
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,500	1,530,253
Series 2020, GO Bonds (INS - BAM)(j)	3.00%	11/01/2050	2,350	1,812,914
Series 2022, GO Bonds	5.25%	09/01/2047	1,505	1,707,764
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	3,215	3,271,407
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	835	714,334
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,185	3,916,518

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	$477	$ 463,152
Series 2021 A, RB	3.25%	08/20/2036	314	271,936
Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	815	735,210
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds); Series 2019, RB	5.00%	08/01/2049	1,940	2,058,181
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(g)	5.00%	06/01/2048	190	168,510
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,340	1,359,936
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(k)	5.00%	12/31/2036	1,675	1,718,039
Series 2018 A, RB(k)	5.00%	12/31/2047	2,010	2,021,743
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(k)	4.00%	07/15/2029	1,670	1,620,897
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(g)	5.00%	08/01/2039	250	234,898
California (State of) Pollution Control Finance Authority;
Series 2012, RB(g)(k)	5.00%	07/01/2027	1,100	1,100,511
Series 2012, RB(g)(k)	5.00%	07/01/2030	1,600	1,600,455
Series 2012, RB(g)(k)	5.00%	07/01/2037	3,535	3,466,743
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	855	861,113
Series 2016 A, RB(g)	5.00%	12/01/2041	1,355	1,355,316
Series 2016 A, RB(g)	5.25%	12/01/2056	1,005	1,000,968
California (State of) Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2037	275	261,156
California (State of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(i)	0.00%	06/01/2055	11,000	941,245
California (State of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	80	80,030
Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2055	1,670	304,288
California State University;
Series 2019 A, RB	5.00%	11/01/2044	2,480	2,675,030
Series 2019 A, RB(b)	5.00%	11/01/2049	2,120	2,271,958
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,310	2,216,422
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(g)	3.13%	08/01/2056	840	558,193
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(g)	4.00%	09/01/2056	840	640,336
Series 2021, RB(g)	4.00%	08/01/2056	500	382,487
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	380	375,362
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(i)(j)	0.00%	01/15/2034	4,125	2,691,039
Glendale Community College District; Series 2020 B, GO Bonds	4.00%	08/01/2050	805	795,532
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(c)(d)	5.00%	06/01/2023	2,875	2,912,240
Series 2015, Ref. RB(c)(d)	5.00%	06/01/2025	450	477,847
Series 2015, Ref. RB(c)(d)	5.00%	06/01/2025	550	584,035
Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2066	2,785	299,840
Los Angeles (City of), CA Department of Airports; Series 2019 A, Ref. RB(k)	5.00%	05/15/2034	910	971,685
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(k)	5.50%	05/15/2035	1,750	1,977,137
Series 2022 G, RB(k)	5.50%	05/15/2037	750	839,173
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019, RB(k)	5.00%	05/15/2036	2,000	2,117,248
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, Ref. RB	5.00%	07/01/2050	2,340	2,527,420
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(j)	5.00%	08/01/2050	1,235	1,327,174
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,265	2,748,156
Series 2009 B, RB	6.50%	11/01/2039	585	709,789
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,010	1,813,983
Regents of the University of California Medical Center; Series 2022 P, RB(b)(h)	4.00%	05/15/2053	5,435	5,128,239

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(j)	5.50%	08/01/2047	$1,305	$ 1,466,154
Series 2022 A, GO Bonds (INS - BAM)(j)	5.50%	08/01/2052	1,590	1,777,642
San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	5.00%	07/01/2056	2,010	2,096,003
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(k)	5.00%	05/01/2037	670	702,425
Series 2019 E, RB(k)	5.00%	05/01/2050	2,360	2,404,644
Series 2021 A, Ref. RB(k)	5.00%	05/01/2036	610	650,547
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	660	668,268
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(i)	0.00%	06/01/2041	3,485	1,199,499
				85,993,761

Colorado–6.04%
Arkansas River Power Authority; Series 2006, RB(c)	5.88%	10/01/2026	1,015	1,079,248
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	747,788
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,040	907,220
Centerra Metropolitan District No. 1; Series 2022, RB	6.50%	12/01/2053	585	585,359
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(g)	5.00%	12/01/2047	1,680	1,513,804
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	572,709
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	745	685,006
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,680	3,729,710
Series 2019 A-2, Ref. RB(b)	5.00%	08/01/2044	1,260	1,277,020
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,399,326
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(c)(d)	5.00%	06/01/2027	585	636,245
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	295	274,718
Series 2007 A, RB	5.30%	07/01/2037	185	148,707
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	920	922,158
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	500	488,607
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	433,141
Denver (City & County of), CO;
Series 2018 A, RB(b)(k)	5.25%	12/01/2048	5,260	5,432,966
Series 2018 A, Ref. RB(k)	5.25%	12/01/2048	1,735	1,792,053
Series 2018 A-2, RB(i)	0.00%	08/01/2034	1,325	821,756
Series 2022 A, RB(k)	5.50%	11/15/2035	865	968,101
Series 2022 A, RB(k)	5.50%	11/15/2042	1,215	1,321,832
Series 2022 A, RB(k)	5.00%	11/15/2047	2,010	2,073,861
Series 2022 A, RB(k)	5.50%	11/15/2053	615	655,980
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	387,114
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	735	693,890
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	820	650,515
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	755	764,996
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	705	658,774
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	439,914
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	337,590
Sky Ranch Community Authority Board; Series 2022 A, GO Bonds	5.75%	12/01/2052	500	458,130
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	519,131
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	452,483
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,335	871,410
Series 2021 A-2, RB(l)	4.50%	12/01/2041	2,065	1,170,780
				35,872,042

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–3.10%
District of Columbia;
Series 2014 C, GO Bonds(b)	5.00%	06/01/2035	$6,890	$ 7,083,358
Series 2022 A, RB	5.00%	07/01/2047	1,670	1,836,906
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	660	628,873
District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)(c)(d)	5.00%	10/01/2023	3,000	3,059,397
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	1,675	1,633,043
Metropolitan Washington Airports Authority; Series 2017, Ref. RB(k)	5.00%	10/01/2042	2,675	2,738,246
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,460,148
				18,439,971

Florida–9.92%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(g)	5.00%	11/15/2061	1,075	735,031
Series 2022 B, RB(g)	6.50%	11/15/2033	100	86,926
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	505	445,449
Broward (County of), FL;
Series 2013 C, RB(c)(d)	5.25%	10/01/2023	2,450	2,504,524
Series 2017, RB(b)(k)	5.00%	10/01/2047	4,015	4,054,458
Series 2019 A, RB(k)	5.00%	10/01/2049	1,325	1,345,560
Series 2019 B, RB(k)	4.00%	09/01/2044	835	747,492
Series 2022 A, RB	4.00%	10/01/2045	2,000	1,985,217
Series 2022 A, RB	4.00%	10/01/2047	3,350	3,248,021
Series 2022, RB	5.00%	01/01/2047	1,675	1,810,942
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,340	3,036,379
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(g)	6.00%	07/01/2050	250	226,657
Central Florida Expressway Authority; Series 2019 B, RB(b)	5.00%	07/01/2049	2,385	2,494,971
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,270,077)(e)(f)(g)	7.75%	05/15/2035	1,300	832,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(c)(d)	6.00%	04/01/2023	1,400	1,416,225
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,015	3,015,409
Florida Development Finance Corp.; Series 2022 A, Ref. RB(d)(g)(k)	7.25%	10/03/2023	835	829,834
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(g)(k)	7.38%	01/01/2049	670	597,454
Greater Orlando Aviation Authority;
Series 2017 A, RB(k)	5.00%	10/01/2052	685	688,585
Series 2019 A, RB(k)	4.00%	10/01/2044	2,500	2,314,144
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	582,787
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	249,137
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	902,975
Lee (County of), FL;
Series 2021 B, RB(k)	5.00%	10/01/2034	1,030	1,103,069
Series 2022, RB	5.25%	08/01/2049	4,180	4,511,519
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(j)	5.00%	03/15/2052	1,985	2,136,714
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	940,803
Miami-Dade (County of), FL; Series 2021, RB	4.00%	10/01/2048	3,325	3,158,153
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB	5.00%	04/01/2053	3,865	3,983,987
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	1,250	1,250,077
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2050	2,000	400,710
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2052	450	79,870
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2053	445	74,535
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2054	385	60,855
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	500	445,786
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	840	899,094
Reunion East Community Development District; Series 2005, RB(e)(m)	5.80%	05/01/2036	235	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,670	1,507,486

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
South Carolina (State of) Jobs-Economic Development Authority (South Broward Hospital District Obligated Group); Series 2021 A, RB	3.00%	05/01/2051	$835	$ 601,690
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	735	397,106
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,004,225
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,350	1,355,752
Tampa (City of), FL; Series 2020 A, RB(i)	0.00%	09/01/2049	3,340	926,919
				58,988,529

Georgia–2.17%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2039	2,860	2,237,685
Brookhaven Development Authority;
Series 2020, RB(b)	4.00%	07/01/2044	1,130	1,112,309
Series 2020, RB(b)	4.00%	07/01/2049	2,215	2,127,118
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	505	348,199
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2046	660	577,266
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,950	3,958,151
Main Street Natural Gas, Inc.;
Series 2021 A, RB(d)	4.00%	09/01/2027	1,340	1,343,069
Series 2021 C, RB(d)	4.00%	12/01/2028	1,240	1,212,472
				12,916,269

Hawaii–0.42%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(c)	5.50%	07/01/2043	2,500	2,524,333

Idaho–0.33%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	355	312,602
Series 2017 A, Ref. RB	5.25%	11/15/2037	500	421,300
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(g)	3.75%	09/01/2051	1,675	1,211,323
				1,945,225

Illinois–17.66%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	195	195,102
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	683	661,791
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,050	1,058,312
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	1,190	1,198,529
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	340	342,439
Series 2012, RB	5.00%	01/01/2042	3,350	3,350,050
Series 2014, RB	5.00%	11/01/2044	875	876,227
Series 2014, Ref. RB(c)(d)	5.00%	01/01/2024	1,175	1,204,950
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,395	3,428,354
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,025	2,105,612
Series 2017-2, Ref. RB (INS - AGM)(j)	5.00%	11/01/2038	1,000	1,027,092
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(m)	7.46%	02/15/2026	470	433,881
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(k)	5.00%	01/01/2030	4,500	4,528,618
Series 2013, RB	5.75%	01/01/2038	2,450	2,453,172
Series 2015 C, RB(k)	5.00%	01/01/2046	850	850,331
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,685	1,739,610
Series 2017 D, RB	5.25%	01/01/2042	1,355	1,400,648
Series 2017 D, RB	5.00%	01/01/2052	1,465	1,487,310
Series 2022 A, RB (INS - AGM)(j)(k)	5.50%	01/01/2053	1,390	1,461,557

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	$1,705	$ 1,679,760
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	746,625
Series 2018 A, Ref. GO Bonds (INS - AGM)(j)	5.00%	12/01/2035	650	665,653
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,005	1,005,000
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(k)	5.50%	01/01/2031	2,650	2,653,006
Series 2014 A, Ref. RB(k)	5.00%	01/01/2041	1,250	1,251,476
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	3,390	3,440,791
Chicago Park District;
Series 2020 D, GO Bonds (INS - BAM)(j)	4.00%	01/01/2035	1,000	983,927
Series 2020 D, GO Bonds (INS - BAM)(j)	4.00%	01/01/2038	1,330	1,262,215
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	530	530,223
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	552	488,646
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(j)	5.50%	07/01/2038	2,450	2,463,735
Series 2014, GO Bonds	5.25%	02/01/2033	1,250	1,265,326
Series 2014, GO Bonds	5.00%	05/01/2035	450	453,579
Series 2014, GO Bonds	5.00%	05/01/2036	1,210	1,218,543
Series 2016, GO Bonds	5.00%	11/01/2036	1,120	1,139,630
Series 2017 C, GO Bonds	5.00%	11/01/2029	265	276,279
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,675	1,699,067
Series 2017 D, GO Bonds	5.00%	11/01/2024	70	71,855
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,115	1,159,846
Series 2018 A, GO Bonds	6.00%	05/01/2027	770	834,072
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,225	1,281,546
Series 2020, GO Bonds	5.50%	05/01/2039	1,385	1,461,978
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(c)(d)	5.00%	09/01/2024	1,430	1,486,497
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(k)	8.00%	06/01/2032	360	360,307
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	51,807
Series 2019 A, Ref. RB	5.00%	11/01/2049	1,220	983,480
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	4,075	4,090,824
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	887	641,162
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	933,168
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,512,776
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	151,967
Series 2017, Ref. RB	5.25%	02/15/2037	195	191,351
Series 2017, Ref. RB	5.25%	02/15/2047	835	782,799
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - AGM)(i)(j)	0.00%	12/15/2029	2,750	2,076,588
Series 2015 A, RB	5.50%	06/15/2053	2,200	2,231,131
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	2,015	2,016,909
Illinois (State of) Regional Transportation Authority;
Series 2000, RB (INS - NATL)(j)	6.50%	07/01/2030	2,260	2,653,431
Series 2002 A, RB (INS - NATL)(j)	6.00%	07/01/2029	1,155	1,377,520
Series 2018 B, RB	5.00%	06/01/2040	2,315	2,516,202
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2031	1,205	1,236,079
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2032	1,100	1,127,708
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(b)	5.00%	01/01/2038	3,875	3,879,344
Series 2015 A, RB(b)	5.00%	01/01/2040	11,210	11,515,064
Sales Tax Securitization Corp.; Series 2018 A, RB(b)	5.00%	01/01/2048	4,195	4,293,752
				104,946,229

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–2.27%
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(c)(d)(k)	5.00%	07/01/2023	$500	$ 506,096
Series 2013 A, RB(c)(d)(k)	5.00%	07/01/2023	575	582,011
Series 2013, RB(c)(d)(k)	5.00%	07/01/2023	3,850	3,896,943
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,610	1,567,658
Indiana (State of) Health Facility Financing Authority; Series 1992 C, Ref. RB(c)	7.38%	07/01/2023	880	902,617
Indiana (State of) Municipal Power Agency; Series 2013 A, RB(c)(d)	5.25%	07/01/2023	1,250	1,269,568
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(b)(c)(d)	5.00%	02/01/2023	3,240	3,253,307
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(k)	6.75%	01/01/2034	1,500	1,539,607
				13,517,807

Iowa–1.53%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	1,625	1,155,309
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	420	382,874
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(d)	5.00%	12/01/2042	2,740	2,649,223
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	500	443,114
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2034	1,300	1,239,900
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,395	1,387,321
PEFA, Inc.; Series 2019, RB(d)	5.00%	09/01/2026	1,805	1,849,413
				9,107,154

Kansas–0.44%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(c)(d)	5.75%	07/01/2023	1,575	1,604,163
Wyandotte (County of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,000	1,023,478
				2,627,641

Kentucky–2.12%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(g)(k)	4.70%	01/01/2052	670	593,517
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(d)(o)	3.25%	02/01/2025	710	711,438
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(j)	5.00%	12/01/2047	530	530,159
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,985	1,991,178
Series 2015 A, RB	5.00%	01/01/2045	335	332,348
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,265	1,288,671
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,015	1,019,066
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(c)(d)	5.75%	07/01/2023	1,000	1,015,025
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(b)(j)	5.00%	09/01/2044	3,840	4,131,847
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,016,500
				12,629,749

Louisiana–1.34%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(j)	4.00%	12/01/2042	1,000	980,997
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(g)	3.90%	11/01/2044	885	660,889
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,140	1,151,873
New Orleans (City of), LA; Series 2014, Ref. RB(c)(d)	5.00%	06/01/2024	755	780,788
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	2,680	2,705,722
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(j)	5.00%	10/01/2043	445	465,256
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2033	1,190	1,214,862
				7,960,387

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–1.02%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	$384	$ 386,397
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	770	778,809
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(c)(d)	5.00%	07/01/2024	1,580	1,636,788
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	335,408
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(k)	5.25%	06/30/2052	1,540	1,599,183
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	870,262
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	540	467,481
				6,074,328

Massachusetts–3.04%
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS - AMBAC)(j)	5.50%	08/01/2030	1,500	1,783,456
Series 2005, Ref. RB (INS - NATL)(j)	5.50%	01/01/2023	1,000	1,002,133
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2022, RB(b)	5.00%	07/01/2052	2,510	2,765,698
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,255	3,282,541
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(b)	5.50%	07/01/2032	2,500	3,092,490
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(g)	5.00%	07/15/2035	270	272,204
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College); Series 2008, RB	5.50%	06/01/2026	400	436,597
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(k)	5.00%	07/01/2040	1,000	1,046,704
Series 2021 E, RB(k)	5.00%	07/01/2046	1,060	1,105,167
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(j)	5.25%	08/01/2031	500	592,329
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(g)(p)	1.43%	08/15/2026	2,665	2,665,000
				18,044,319

Michigan–3.36%
Academy of Warren; Series 2020 A, RB(g)	5.50%	05/01/2050	250	199,695
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(b)(h)(j)	5.00%	07/01/2043	2,110	2,119,730
Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	325	296,235
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(b)	5.00%	04/15/2041	2,865	2,978,865
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	812,927
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(j)	5.00%	07/01/2032	2,500	2,573,384
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	625	641,300
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	625	643,737
Series 2015, RB	5.00%	07/01/2035	1,270	1,307,936
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	1,655	1,681,423
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	165	153,936
Series 2020, Ref. RB	5.00%	06/01/2045	490	425,042
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(b)(c)(h)	5.00%	12/01/2046	3,890	3,949,731
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(d)(k)	4.00%	10/01/2026	1,690	1,634,507
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(k)	5.00%	06/30/2030	545	557,959
				19,976,407

Minnesota–0.26%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	305	232,652
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	377,525
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	595	601,034

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	$425	$ 346,626
				1,557,837

Mississippi–0.38%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,120	743,301
West Rankin Utility Authority; Series 2018, RB(c)(d)	5.00%	01/01/2028	1,355	1,497,714
				2,241,015

Missouri–2.36%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	750	751,977
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,518,993
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(k)	5.00%	03/01/2046	4,740	4,811,271
Series 2019 B, RB (INS - AGM)(j)(k)	5.00%	03/01/2049	1,005	1,024,881
Series 2019 B, RB(k)	5.00%	03/01/2054	1,115	1,119,932
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	420,986
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	999,029
Series 2019, Ref. RB	5.00%	02/01/2048	330	303,010
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB(c)	5.25%	05/01/2033	1,175	1,187,780
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,095	1,911,171
				14,049,030

Nebraska–1.25%
Central Plains Energy Project (No. 3);
Series 2017 A, Ref. RB	5.00%	09/01/2034	205	216,810
Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	3,873,661
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,003,864
Omaha Public Power District; Series 2022, RB(b)(h)	5.25%	02/01/2052	2,075	2,315,161
				7,409,496

Nevada–0.62%
Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2044	3,705	3,694,442

New Hampshire–0.46%
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	1	925
Series 2022-1, Class A	4.38%	09/20/2036	1,661	1,591,265
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,149,633
				2,741,823

New Jersey–8.47%
East Orange (City of), NJ Board of Education;
Series 1998, COP (INS - AGM)(i)(j)	0.00%	02/01/2025	1,845	1,720,948
Series 1998, COP (INS - AGM)(i)(j)	0.00%	02/01/2028	2,850	2,377,103
Essex (County of), NJ Improvement Authority; Series 2004, Ref. RB (INS - NATL)(j)	5.50%	10/01/2028	1,000	1,153,252
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(i)(j)	0.00%	11/01/2025	2,000	1,825,311
Series 2005 A, RB (INS - AGM)(j)	5.75%	11/01/2028	1,000	1,098,996
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - BHAC)(b)(j)	5.25%	07/01/2026	7,000	7,527,982
Series 2005 N-1, Ref. RB (INS - AMBAC)(j)	5.50%	09/01/2026	1,500	1,626,560
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(k)	5.13%	09/15/2023	240	240,614
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. RB	5.75%	04/01/2031	1,000	997,947
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(k)	5.00%	10/01/2047	955	938,928

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	5.00%	06/15/2033	$1,460	$ 1,601,220
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(k)	5.13%	01/01/2034	1,250	1,252,504
Series 2013, RB(k)	5.38%	01/01/2043	1,000	1,001,821
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,590	2,398,296
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB(c)	5.25%	07/01/2023	1,000	1,015,072
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, RB(i)	0.00%	12/15/2039	6,000	2,543,142
Series 2010 A, RB(i)	0.00%	12/15/2030	1,600	1,140,876
Series 2010 A, RB(i)	0.00%	12/15/2031	3,000	2,033,950
Series 2014, RB	5.00%	06/15/2030	925	1,006,356
Series 2016 A-1, RN	5.00%	06/15/2028	1,015	1,071,412
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,240	1,337,063
Series 2018 A, RN(b)(h)	5.00%	06/15/2029	1,590	1,675,938
Series 2018 A, RN(b)(h)	5.00%	06/15/2030	550	579,139
Series 2018 A, RN(b)(h)	5.00%	06/15/2031	1,005	1,055,554
Series 2021 A, Ref. RB	5.00%	06/15/2033	495	545,429
Series 2022, RB	5.25%	06/15/2046	1,430	1,508,880
New Jersey (State of) Turnpike Authority; Series 2005 A, Ref. RB (INS - AGM)(j)	5.25%	01/01/2027	705	772,444
Rahway Valley Sewerage Authority (The); Series 2005 A, RB (INS - NATL)(i)(j)	0.00%	09/01/2032	5,000	3,492,592
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(c)(k)	5.00%	12/01/2023	265	268,089
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,935	2,879,312
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,670	1,682,670
				50,369,400

New Mexico–0.07%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	415,134

New York–26.46%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(g)(k)	5.25%	12/31/2033	400	370,148
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,710	2,583,269
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	2,525	2,451,018
Series 2017 A, Ref. RB (INS - AGM)(j)	4.00%	02/15/2047	795	766,462
Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	1,850	1,852,239
Series 2016 B, Ref. RB	5.00%	11/15/2037	145	146,924
Metropolitan Transportation Authority (Bidding Group 1);
Series 2022 A, RB	4.00%	11/15/2040	1,795	1,717,550
Series 2022 A, RB	4.00%	11/15/2043	2,990	2,821,410
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,980	1,962,137
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	600	609,132
Series 2020 A-1, RB (INS - AGM)(j)	4.00%	11/15/2041	2,000	1,884,739
Series 2020 A-1, RB (INS - BAM)(j)	4.00%	11/15/2053	395	350,677
Series 2020 C-1, RB	5.25%	11/15/2055	1,335	1,348,369
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, RB (INS - NATL)(j)	5.38%	03/01/2028	1,450	1,558,290
Series 2020 221, RB(k)	4.00%	07/15/2055	2,345	2,055,159
Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	1,645	1,727,817
Two Hundred Seventh Series 2018, Ref. RB(b)(h)(k)	5.00%	09/15/2028	3,300	3,514,704
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,470	2,659,752
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,505	1,665,840
Subseries 2022 D-1, GO Bonds(b)	5.25%	05/01/2038	1,355	1,539,050
Subseries 2022 D-1, GO Bonds(b)	5.25%	05/01/2042	2,305	2,571,375

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(j)	3.00%	01/01/2046	$2,525	$ 1,885,270
New York (City of), NY Municipal Water Finance Authority;
Series 2013 DD, RB	5.00%	06/15/2035	3,200	3,229,251
Series 2020 AA-2, RB	4.00%	06/15/2042	3,090	3,086,121
Series 2020 BB-1, RB	4.00%	06/15/2050	1,675	1,593,108
Series 2022, RB(b)	5.00%	06/15/2052	4,835	5,181,321
New York (City of), NY Municipal Water Finance Authority (2nd Generation Resolution); Series 2008 BB-2, VRD RB(p)	1.41%	06/15/2039	4,000	4,000,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	5,000	5,030,860
Series 2019 B-1, RB	4.00%	11/01/2045	860	825,079
Subseries 2013, RB(b)	5.00%	11/01/2038	5,010	5,073,669
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(j)	5.00%	10/01/2023	180	180,357
Series 2018 A, Ref. RB	5.25%	03/15/2039	1,240	1,341,736
Series 2018 E, RB(b)	5.00%	03/15/2045	5,715	6,043,673
New York (State of) Dormitory Authority (Bidding Group 3);
Series 2017 B, Ref. RB	4.00%	02/15/2044	3,380	3,271,744
Series 2017 B, Ref. RB	4.00%	02/15/2047	1,945	1,852,519
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(c)(d)	5.00%	02/15/2023	1,750	1,759,370
Series 2014 C, RB(b)	5.00%	03/15/2040	5,510	5,622,596
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,640	3,478,823
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(j)	5.75%	07/01/2027	755	814,245
New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	670	650,433
New York (State of) Power Authority; Series 2020 A, RB(b)	4.00%	11/15/2045	3,675	3,594,052
New York (State of) Power Authority (Green Bonds); Series 2020, RB(b)	4.00%	11/15/2055	4,185	3,960,933
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,400	4,987,300
Series 2019 B, RB (INS - AGM)(b)(j)	4.00%	01/01/2050	2,625	2,458,680
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,485	2,355,558
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	285	265,691
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,170	3,271,276
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	5,735	5,420,775
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,350	3,230,138
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(k)	5.25%	08/01/2031	570	583,634
Series 2020, Ref. RB(k)	5.38%	08/01/2036	940	951,996
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(k)	5.00%	08/01/2026	1,300	1,300,088
Series 2016, Ref. RB(k)	5.00%	08/01/2031	1,440	1,440,016
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(k)	5.00%	01/01/2031	240	244,137
Series 2018, RB(k)	5.00%	01/01/2033	2,100	2,127,152
Series 2018, RB(k)	5.00%	01/01/2034	2,030	2,048,368
Series 2018, RB(k)	5.00%	01/01/2036	975	979,901
Series 2020, RB(k)	5.00%	10/01/2040	2,005	2,004,861
Series 2020, RB(k)	4.38%	10/01/2045	1,175	1,074,124
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(k)	5.00%	07/01/2046	3,235	3,213,624
Series 2016 A, RB(k)	5.25%	01/01/2050	1,775	1,780,658
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(k)	5.00%	12/01/2038	1,870	1,884,591
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	2,370	2,248,023
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,735	1,763,655

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority;
Series 2022 C, RB	5.00%	05/15/2047	$2,960	$ 3,191,445
Series 2022, RB(b)	5.00%	05/15/2051	5,475	5,820,076
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	750	796,425
Series 2021 A, RB	5.00%	11/15/2056	1,135	1,197,742
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,125	2,001,875
				157,273,030

North Carolina–0.85%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2022, RB	4.00%	07/01/2047	840	802,178
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(p)	1.40%	01/15/2037	3,000	3,000,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(k)	5.00%	06/30/2054	1,225	1,226,842
				5,029,020

North Dakota–0.62%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,165	1,959,744
Series 2017 C, RB	5.00%	06/01/2048	1,930	1,703,616
				3,663,360

Ohio–5.92%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,645	2,675,187
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	470	438,689
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,290	4,609,153
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,945	7,290,548
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	8,605	1,009,244
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(g)	6.50%	01/01/2034	1,100	1,110,634
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(g)	5.00%	06/01/2028	720	716,736
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,690	1,715,431
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,518,834
Hamilton (County of), OH; Series 2000 B, RB (INS - AMBAC)(i)(j)	0.00%	12/01/2023	2,000	1,942,301
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,645	1,816,379
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,490	1,360,519
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,010	872,968
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,382,317)(f)(g)	6.00%	04/01/2038	1,410	530,160
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	871,584
Ohio (State of); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,199,894
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(j)(k)	5.00%	12/31/2039	805	815,779
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(d)(k)	2.60%	10/01/2029	1,000	892,057
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(g)(k)	4.25%	01/15/2038	585	545,289
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(k)	5.85%	09/20/2028	330	330,278
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS - NATL)(i)(j)	0.00%	02/15/2030	1,000	772,626
Ohio State University (The);
Series 2010 D, RB(c)	5.00%	12/01/2030	45	52,045
Series 2010 D, RB	5.00%	12/01/2030	955	1,108,212
				35,194,547

Oklahoma–2.25%
Edmond Public Works Authority;
Series 2017, RB(b)	5.00%	07/01/2042	2,735	2,925,177
Series 2017, RB(b)	5.00%	07/01/2047	2,670	2,838,271

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	$3,780	$ 3,468,465
Series 2018 B, RB	5.50%	08/15/2057	1,240	1,125,553
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(e)	5.00%	08/01/2052	1,945	1,945
Oklahoma (State of) Water Resources Board;
Series 2018 C, RB	4.00%	10/01/2048	1,260	1,261,453
Series 2022 B, RB	5.00%	10/01/2047	1,585	1,746,806
				13,367,670

Oregon–0.69%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	500	446,178
Oregon (State of); Series 2019, GO Bonds(b)(h)	5.00%	08/01/2044	3,350	3,631,733
				4,077,911

Pennsylvania–5.38%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	4,135	3,763,773
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2036	650	339,886
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2024	500	490,994
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	515	526,818
Series 2021, RB	5.00%	11/01/2051	685	697,813
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2039	660	633,903
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	990	1,019,660
Series 2014 A-2, RB(l)	5.13%	12/01/2039	2,000	1,950,991
Series 2019 A, RB	5.00%	12/01/2049	220	229,081
Series 2020 B, RB	5.00%	12/01/2050	595	621,921
Series 2021 A, RB	4.00%	12/01/2050	1,250	1,107,105
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(k)	5.00%	07/01/2042	5,295	5,396,878
Series 2017 B, Ref. RB(k)	5.00%	07/01/2047	525	530,578
Series 2021, Ref. RB (INS - AGM)(j)(k)	4.00%	07/01/2041	1,230	1,155,650
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,735,166
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(g)	5.00%	06/15/2050	400	353,700
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	720	754,164
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(g)(p)	1.43%	12/01/2029	10,640	10,640,000
				31,948,081

Puerto Rico–6.01%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,450	3,441,385
Series 2002, RB	5.63%	05/15/2043	1,490	1,490,401
Series 2005 A, RB(i)	0.00%	05/15/2050	5,915	1,025,087
Series 2005 B, RB(i)	0.00%	05/15/2055	2,540	251,797
Series 2008 A, RB(i)	0.00%	05/15/2057	14,970	992,619
Series 2008 B, RB(i)	0.00%	05/15/2057	37,695	1,962,149
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	1,887	1,895,237
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,198,352
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (Acquired 04/07/2020-04/28/2020; Cost $1,855,367) (INS - NATL)(f)(j)	5.25%	07/01/2032	1,840	1,838,133
Series 2007 VV, Ref. RB (Acquired 06/27/2018; Cost $745,014) (INS - NATL)(f)(j)	5.25%	07/01/2033	735	732,607
Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $681,515) (INS - NATL)(f)(j)	5.25%	07/01/2035	645	639,573

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2005 L, Ref. RB (INS - NATL)(j)	5.25%	07/01/2035	$300	$ 297,481
Series 2007 CC, Ref. RB (INS - AGM)(j)	5.25%	07/01/2033	1,230	1,227,188
Series 2007 N, Ref. RB (INS - NATL)(j)	5.25%	07/01/2032	770	769,219
Series 2007 N, Ref. RB (INS - AGC)(j)	5.25%	07/01/2034	1,205	1,196,127
Series 2007 N, Ref. RB (INS - AGC)(j)	5.25%	07/01/2036	1,000	991,719
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2027	450	362,693
Series 2018 A-1, RB(i)	0.00%	07/01/2029	1,495	1,087,622
Series 2018 A-1, RB(i)	0.00%	07/01/2033	2,458	1,419,700
Series 2018 A-1, RB(i)	0.00%	07/01/2046	8,305	2,093,068
Series 2018 A-1, RB(i)	0.00%	07/01/2051	10,905	2,051,909
Series 2018 A-1, RB	4.75%	07/01/2053	1,825	1,667,510
Series 2018 A-1, RB	5.00%	07/01/2058	5,640	5,351,292
Series 2019 A-2, RB	4.33%	07/01/2040	1,930	1,748,427
				35,731,295

South Carolina–1.18%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(c)(d)	5.25%	08/01/2023	1,600	1,628,365
South Carolina (State of) Ports Authority;
Series 2015, RB(c)(d)(k)	5.25%	07/01/2025	1,865	1,965,890
Series 2015, RB(c)(d)(k)	5.25%	07/01/2025	235	247,712
Series 2015, RB(c)(d)(k)	5.25%	07/01/2025	1,115	1,175,317
South Carolina (State of) Public Service Authority;
Series 2014 C, Ref. RB	5.00%	12/01/2046	1,190	1,193,403
Series 2022 A, RB	4.00%	12/01/2052	910	780,741
				6,991,428

South Dakota–1.00%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	4.00%	07/01/2042	2,975	2,896,327
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	3,055	3,067,585
				5,963,912

Tennessee–1.48%
Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	1,695	1,599,258
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,800	1,854,419
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(k)	5.00%	07/01/2043	1,305	1,327,631
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(k)	5.00%	07/01/2054	570	576,591
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2034	715	739,765
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2024	120	121,189
Series 2021 A, RB(d)	5.00%	11/01/2031	2,510	2,589,035
				8,807,888

Texas–12.78%
Central Texas Regional Mobility Authority;
Series 2020 B, Ref. RB	5.00%	01/01/2045	640	668,680
Series 2021 B, RB	5.00%	01/01/2046	670	698,549
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,328,877
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,675	1,705,404
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,065	2,981,164
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	2,225	2,161,032
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,295	1,238,136
Houston (City of), TX (United Airlines, Inc.); Series 2021 A, RB(k)	4.00%	07/01/2041	585	491,772
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(k)	4.75%	07/01/2024	1,765	1,768,319

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(k)	5.00%	07/15/2028	$495	$ 501,760
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(c)(d)(g)	5.50%	08/15/2024	1,330	1,390,045
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,170	1,286,841
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(g)(k)	4.63%	10/01/2031	3,085	2,990,178
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2052	1,500	675,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	60	49,035
Series 2021, RB	2.00%	11/15/2061	1,580	730,078
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	650	536,704
Series 2016, Ref. RB	5.00%	07/01/2046	800	593,655
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(j)	5.00%	04/01/2046	2,010	2,019,673
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(g)	4.00%	08/15/2051	1,010	768,724
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	495	461,528
Series 2017, Ref. RB	5.00%	01/01/2047	620	565,012
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2031	560	516,572
Series 2018, Ref. RB	5.00%	10/01/2032	1,015	926,251
Series 2020, RB	5.25%	10/01/2055	2,505	1,997,296
North Texas Tollway Authority; Series 2015 B, RB(b)(c)(d)(h)	5.00%	01/01/2023	9,860	9,880,357
San Antonio (City of), TX; Series 2013, RB(c)(d)	5.00%	02/01/2023	2,795	2,806,713
San Antonio Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	4,455	4,867,995
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(b)	5.00%	02/15/2047	3,455	3,513,291
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,295	2,112,697
Series 2016, Ref. RB	5.00%	05/15/2045	1,660	1,423,806
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $286,020)(e)(f)	5.75%	02/15/2025	305	198,250
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,958,240)(e)(f)	6.38%	02/15/2048	1,940	1,261,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	81,678
Series 2020, Ref. RB	6.75%	11/15/2051	85	79,299
Series 2020, Ref. RB	6.88%	11/15/2055	85	80,011
Texas (State of) Transportation Commission; Series 2019, RB(i)	0.00%	08/01/2043	3,000	965,413
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(i)	0.00%	08/15/2036	3,475	1,872,296
Series 2015 B, Ref. RB(i)	0.00%	08/15/2037	1,175	595,805
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,170	5,231,939
Texas (State of) Water Development Board; Series 2022, RB	5.00%	10/15/2047	3,345	3,702,169
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2017 A, RB	4.00%	10/15/2035	280	288,643
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,410	3,563,636
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(k)	5.00%	12/31/2055	1,140	1,143,645
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(k)	7.00%	12/31/2038	1,475	1,510,652
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(k)	5.00%	06/30/2058	1,715	1,703,635
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,008
				75,943,223

Utah–1.66%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(g)	4.00%	03/01/2051	500	377,936
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	363,017

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Salt Lake City (City of), UT;
Series 2021 A, RB(k)	5.00%	07/01/2046	$835	$ 857,359
Series 2021 A, RB(k)	5.00%	07/01/2051	445	450,261
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2017 A, RB(b)(k)	5.00%	07/01/2047	2,705	2,738,181
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	3,300	3,161,534
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.38%	10/15/2047	835	795,608
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,115	1,122,308
				9,866,204

Virginia–1.99%
Hampton Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,895	2,788,014
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $325,000)(f)	5.00%	09/01/2050	325	213,827
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(k)	5.00%	01/01/2037	3,120	3,213,381
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(k)	5.00%	12/31/2052	1,325	1,361,343
Series 2022, Ref. RB(k)	5.00%	12/31/2057	835	854,527
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(k)	5.00%	12/31/2049	910	911,139
Series 2017, RB(k)	5.00%	12/31/2056	2,500	2,479,665
				11,821,896

Washington–3.09%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB(c)(i)	0.00%	02/01/2024	5,000	4,842,774
Kalispel Tribe of Indians; Series 2018 A, RB(g)	5.25%	01/01/2038	1,320	1,384,471
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,785	2,699,561
Washington (State of); Series 2019 A, GO Bonds(b)	5.00%	08/01/2042	1,875	2,018,358
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,175	1,181,034
Series 2018, RB	5.00%	07/01/2048	840	815,651
Series 2018, RB	5.00%	07/01/2048	3,480	3,456,994
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	435	352,773
Series 2016 A, Ref. RB(g)	5.00%	07/01/2051	360	284,046
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	397	355,910
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,000	1,001,062
				18,392,634

West Virginia–0.15%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(g)	7.50%	06/01/2043	830	861,291

Wisconsin–4.33%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2050	6,520	1,727,171
Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2055	3,765	766,740
Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2060	24,535	3,783,967
Series 2022, RB(g)	5.25%	12/15/2061	1,705	1,705,460
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	840	584,885
Series 2021, RB	4.00%	08/15/2051	2,800	2,479,256
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,510	2,408,764
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)(g)	6.75%	08/01/2031	915	548,381
Series 2017, RB(g)	6.75%	12/01/2042	2,135	1,784,144

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(g)	6.13%	02/01/2050	$415	$360,956

Series 2022 A, RB(g)	6.13%	02/01/2050	450	391,399

Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(b)(h)	5.00%	03/01/2046	3,735	3,891,246

Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(g)	5.13%	06/15/2039	625	599,091

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.38%	01/01/2048	650	399,750

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,675	1,735,083

Series 2018 A, RB	5.35%	12/01/2045	1,675	1,709,566

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	883,835

				25,759,694

Wyoming–0.58%
University of Wyoming; Series 2021 C, RB (INS - AGM)(j)	4.00%	06/01/2044	1,065	1,022,953

Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(d)	5.00%	01/01/2027	2,205	2,399,252

				3,422,205

TOTAL INVESTMENTS IN SECURITIES(q)–163.93% (Cost $996,639,591)				974,416,023

FLOATING RATE NOTE OBLIGATIONS–(20.03)%
Notes with interest and fee rates ranging from 2.44% to 2.52% at 11/30/2022 and contractual maturities of collateral ranging from 07/01/2026 to 04/01/2056(r)				(119,055,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(44.21)%				(262,773,258)

OTHER ASSETS LESS LIABILITIES–0.31%				1,811,019

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$594,398,784

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $3,936,953, which represented less than 1% of the Trust’s Net Assets.

(f)	Restricted security. The aggregate value of these securities at November 30, 2022 was $7,340,925, which represented 1.24% of the Trust’s Net Assets.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $59,075,787, which represented 9.94% of the Trust’s Net Assets.

(h)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $39,682,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(i)	Zero coupon bond issued at a discount.
(j)	Principal and/or interest payments are secured by the bond insurance company listed.
(k)	Security subject to the alternative minimum tax.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(p)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2022.

(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Trust’s investments with a value of $175,994,480 are held by TOB Trusts and serve as collateral for the $119,055,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$973,585,034	$830,989	$974,416,023

                             Invesco Municipal Trust